Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 382,630	$ 345,679	$ 274,122
Provision for obsolescence of materials and equipment	(1,652)	(1,380)	(762)
Provision for impairment of property, plant and equipment	(26,535)	(36,285)	(2,455)
Property, plant and equipment net	$ 354,443	$ 308,014	$ 270,905